UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-1629
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                           AXP DIMENSIONS SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
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Date of fiscal year end:     7/31
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Date of reporting period:    4/30
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                           AXP(R) NEW DIMENSIONS FUND

                           A FEEDER FUND INVESTING IN

                             GROWTH TRENDS PORTFOLIO

                      PORTFOLIO HOLDINGS AT APRIL 30, 2005

Investments in Securities

Growth Trends Portfolio

April 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (96.3%)
Issuer                                         Shares                Value(a)

Aerospace & defense (5.1%)
Boeing                                      3,011,862            $179,266,026
Lockheed Martin                             2,557,709             155,892,364
Northrop Grumman                            1,000,000              54,840,000
United Technologies                         2,184,480             222,205,305
Total                                                             612,203,695

Banks and savings & loans (2.1%)
Bank of America                             4,700,000             211,688,000
Commerce Bancorp                              960,706(d)           26,890,161
US Bancorp                                    521,996              14,563,688
Total                                                             253,141,849

Beverages & tobacco (2.6%)
Altria Group                                  500,000              32,495,000
PepsiCo                                     5,000,000             278,200,000
Total                                                             310,695,000

Broker dealers (0.8%)
Charles Schwab                              9,397,503              97,264,156

Building materials & construction (0.1%)
American Standard
  Companies                                   361,933              16,182,024

Cable (1.7%)
Comcast Special Cl A                        6,514,005(b)          206,689,379

Chemicals (2.2%)
EI du Pont de
  Nemours & Co                              5,628,795             265,172,532

Computer hardware (6.7%)
Apple Computer                              7,000,000(b)          252,420,000
Cisco Systems                               7,000,000(b)          120,960,000
Dell                                        5,163,748(b)          179,853,343
EMC                                        18,009,075(b)          236,279,064
SanDisk                                       687,627(b)           16,296,760
Total                                                             805,809,167

Common stocks (continued)
Issuer                                         Shares                Value(a)

Computer software & services (6.5%)
Autodesk                                      500,000             $15,915,000
Fiserv                                        239,206(b)           10,118,414
Google Cl A                                   374,967(b)           82,492,740
Intl Business Machines                      1,000,000              76,380,000
Juniper Networks                            3,000,000(b)           67,770,000
Microsoft                                  10,803,597             273,331,004
NCR                                         5,228,620(b)          172,544,460
SAP ADR                                     2,000,000(c)           78,860,000
Total                                                             777,411,618

Electronics (3.9%)
Intel                                       5,547,289             130,472,237
Samsung Electronics                           400,000(c)          182,962,056
Texas Instruments                           4,000,000              99,840,000
Xerox                                       4,017,710(b)           53,234,658
Total                                                             466,508,951

Energy (7.3%)
Apache                                      3,450,995             194,256,509
Chesapeake Energy                             945,695              18,195,172
ConocoPhillips                              1,824,374             191,285,614
Exxon Mobil                                 8,225,702             469,111,784
Total                                                             872,849,079

Energy equipment & services (3.5%)
Halliburton                                 3,500,000             145,565,000
Schlumberger                                2,000,000             136,820,000
Transocean                                  3,000,000(b)          139,110,000
Total                                                             421,495,000

Finance companies (3.8%)
Citigroup                                   9,593,623             450,516,536

Financial services (1.8%)
CapitalSource                                 345,254(b)            7,250,334
Goldman Sachs Group                         2,000,000             213,580,000
Total                                                             220,830,334

Common stocks (continued)
Issuer                                         Shares                Value(a)

Health care products (12.1%)
Abbott Laboratories                         2,500,000            $122,900,000
Amgen                                       2,500,000(b)          145,525,000
Genentech                                   1,000,000(b)           70,940,000
Genzyme                                     1,100,000(b)           64,471,000
Gilead Sciences                             3,000,000(b)          111,300,000
Johnson & Johnson                           5,544,871             380,544,498
Medtronic                                   2,243,512             118,233,082
Novartis ADR                                2,112,612(c)          102,947,583
Pfizer                                      6,172,547             167,708,102
Schering-Plough                               747,120              15,592,394
St. Jude Medical                            2,000,000(b)           78,060,000
Zimmer Holdings                             1,000,000(b)           81,420,000
Total                                                           1,459,641,659

Health care services (3.9%)
Caremark Rx                                   800,000(b)           32,040,000
HCA                                         1,350,000              75,384,000
UnitedHealth Group                          3,875,129             366,238,442
Total                                                             473,662,442

Home building (1.4%)
Lennar Cl A                                   250,184              12,876,970
Pulte Homes                                 2,157,076             154,123,081
Total                                                             167,000,051

Household products (2.3%)
Procter & Gamble                            5,163,387             279,597,406

Industrial transportation (0.6%)
United Parcel Service Cl B                  1,000,000              71,310,000

Insurance (0.3%)
American Intl Group                           795,200              40,435,920

Leisure time & entertainment (1.9%)
Carnival Unit                               3,500,000             171,079,999
DreamWorks  Animation SKG Cl A                326,907(b)           12,259,013
Regal Entertainment Group                     747,216              15,161,013
Royal Caribbean Cruises                       560,412              23,548,512
Total                                                             222,048,537

See accompanying notes to investments in securities.

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1   --   AXP NEW DIMENSIONS FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

Issuer                                         Shares                 Value(a)

Media (3.6%)
eBay                                        2,128,668(b)           $67,542,636
Time Warner                                15,000,000(b)           252,149,999
Yahoo!                                      3,125,533(b)           107,862,144
Total                                                              427,554,779

Multi-industry (7.9%)
3M                                          3,500,000              267,645,000
General Electric                           15,030,463              544,102,761
Monsanto                                       53,736                3,150,004
Tyco Intl                                   4,220,530(c)           132,144,794
Total                                                              947,042,559

Restaurants (1.6%)
McDonald's                                  4,500,000              131,895,000
Starbucks                                   1,200,000(b)            59,424,000
Total                                                              191,319,000

Retail -- general (5.5%)
Advance Auto Parts                            576,542(b)            30,758,516
Federated Dept Stores                         331,911               19,084,883
Home Depot                                  3,000,000              106,110,000
Lowe's Companies                              286,877               14,949,160
Nordstrom                                   1,000,000               50,830,000
Target                                      5,800,000              269,120,000
Wal-Mart Stores                             2,938,656              138,528,244
Whole Foods Market                            300,000               29,916,000
Total                                                              659,296,803

Telecom equipment & services (3.1%)
Motorola                                    7,513,711              115,260,327
QUALCOMM                                    5,000,000              174,450,000
Vodafone Group ADR                          3,000,000(c)            78,420,000
Total                                                              368,130,327

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Textiles & apparel (0.2%)
Luxottica Group ADR                         1,000,000(c)           $19,920,000

Utilities -- electric (3.7%)
Dominion Resources                          5,900,294              444,882,168

Utilities -- telephone (0.1%)
Amdocs                                        380,279(b,c)          10,157,252

Total common stocks
(Cost: $10,546,582,317)                                        $11,558,768,223

Short-term securities (3.8%)(e)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies (0.4%)
Federal Home Loan Mtge Corp Disc Nts
  05-02-05                2.63%            $1,300,000               $1,299,715
  05-10-05                2.68              9,200,000                9,192,479
  06-13-05                2.79             30,000,000               29,895,609
Federal Natl Mtge Assn Disc Nt
  05-04-05                2.55              7,100,000                7,097,487
Total                                                               47,485,290

Commercial paper (3.4%)
Alpine Securitization
  05-02-05                2.95             15,500,000               15,496,190
  05-10-05                2.88             25,000,000               24,978,000
Barton Capital
  05-11-05                2.90             25,000,000               24,975,834
  05-17-05                2.93             25,000,000               24,963,375
Chariot Funding LLC
  05-02-05                2.79             15,000,000               14,996,513
  05-18-05                2.94             25,000,000               24,961,209

Short-term securities (continued)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial paper (cont.)
Citigroup Global Markets Holdings
  05-06-05                2.83%           $25,000,000              $24,986,243
Delaware Funding LLC
  05-11-05                2.87                700,000                  699,330
  05-16-05                2.91             30,000,000               29,958,774
Goldman Sachs Group
  05-23-05                3.01             30,000,000               29,940,000
Harrier Finance Funding (US) LLC
  05-02-05                2.80             18,600,000               18,595,660
Jupiter Securitization
  05-19-05                2.97             25,000,000               24,958,750
Scaldis Capital LLC
  05-20-05                2.99             25,000,000               24,956,542
Sheffield Receivables
  05-02-05                2.96             10,200,000               10,197,484
  05-13-05                2.89             30,000,000               29,966,284
Societe Generale North America
  05-04-05                2.80             30,000,000               29,988,333
UBS Finance (Delaware) LLC
  05-09-05                2.84             25,000,000               24,980,278
Variable Funding Capital
  05-05-05                2.81             25,000,000               24,988,292
Total                                                              404,587,091

Total short-term securities
(Cost: $452,105,392)                                              $452,072,381

Total investments in securities
(Cost: $10,998,687,709)(f)                                     $12,010,840,604

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2005, the value of foreign securities represented 5.0% of net assets.

(d)   At April 30, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.2 of net assets. 3.6% of net assets is the Portfolio's cash equivalent position.

(f) At April 30, 2005, the cost of securities for federal income tax purposes was approximately $10,998,688,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                   $1,393,778,000
      Unrealized depreciation                                     (381,625,000)
                                                                  ------------
      Net unrealized appreciation                               $1,012,153,000
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How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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2   --   AXP NEW DIMENSIONS FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

                                                              S-6440-80 C (6/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP DIMENSIONS SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June 27, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          June 27, 2005